SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Cash and cash equivalents	$ 46,016	$ 33,213	$ 24,706
Restricted cash	36,805		30,259
Total cash, cash equivalents, and restricted cash, ending balance	$ 82,821		$ 54,965